Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2024
Document Effective Date	Feb. 28, 2024
Prospectus Date	Feb. 28, 2024
Invesco 0-5 Yr US TIPS ETF | Invesco 0-5 Yr US TIPS ETF
Prospectus:
Trading Symbol	PBTP
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF | Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Prospectus:
Trading Symbol	BLKC
Invesco Alerian Galaxy Crypto Economy ETF | Invesco Alerian Galaxy Crypto Economy ETF
Prospectus:
Trading Symbol	SATO
Invesco China Technology ETF | Invesco China Technology ETF
Prospectus:
Trading Symbol	CQQQ
Invesco Dorsey Wright Developed Markets Momentum ETF | Invesco Dorsey Wright Developed Markets Momentum ETF
Prospectus:
Trading Symbol	PIZ
Invesco Dorsey Wright Emerging Markets Momentum ETF | Invesco Dorsey Wright Emerging Markets Momentum ETF
Prospectus:
Trading Symbol	PIE
Invesco Emerging Markets Sovereign Debt ETF | Invesco Emerging Markets Sovereign Debt ETF
Prospectus:
Trading Symbol	PCY
Invesco FTSE RAFI Developed Markets ex-U.S. ETF | Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Prospectus:
Trading Symbol	PXF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF | Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Prospectus:
Trading Symbol	PDN
Invesco FTSE RAFI Emerging Markets ETF | Invesco FTSE RAFI Emerging Markets ETF
Prospectus:
Trading Symbol	PXH
Invesco Global Clean Energy ETF | Invesco Global Clean Energy ETF
Prospectus:
Trading Symbol	PBD
Invesco Global ex-US High Yield Corporate Bond ETF | Invesco Global ex-US High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	PGHY
Invesco Global Water ETF | Invesco Global Water ETF
Prospectus:
Trading Symbol	PIO
Invesco International BuyBack Achievers ETF | Invesco International BuyBack Achievers ETF
Prospectus:
Trading Symbol	IPKW
Invesco International Corporate Bond ETF | Invesco International Corporate Bond ETF
Prospectus:
Trading Symbol	PICB
Invesco MSCI Global Timber ETF | Invesco MSCI Global Timber ETF
Prospectus:
Trading Symbol	CUT
Invesco S&P Emerging Markets Low Volatility ETF | Invesco S&P Emerging Markets Low Volatility ETF
Prospectus:
Trading Symbol	EELV
Invesco S&P Emerging Markets Momentum ETF | Invesco S&P Emerging Markets Momentum ETF
Prospectus:
Trading Symbol	EEMO
Invesco S&P Global Water Index ETF | Invesco S&P Global Water Index ETF
Prospectus:
Trading Symbol	CGW
Invesco S&P International Developed Low Volatility ETF | Invesco S&P International Developed Low Volatility ETF
Prospectus:
Trading Symbol	IDLV
Invesco S&P International Developed Momentum ETF | Invesco S&P International Developed Momentum ETF
Prospectus:
Trading Symbol	IDMO
Invesco S&P International Developed Quality ETF | Invesco S&P International Developed Quality ETF
Prospectus:
Trading Symbol	IDHQ